Annual Fund Operating Expenses - Class A B C R and IS Shares - Federated Hermes Kaufmann Fund	Dec. 31, 2020
A
Operating Expenses:
Management Fee	1.30%
Distribution (12b-1) Fee	0.25%
Other Expenses	0.43%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	2.00%
Fee Waivers and/or Expense Reimbursements	(0.03%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.97%
B
Operating Expenses:
Management Fee	1.30%
Distribution (12b-1) Fee	0.75%
Other Expenses	0.48%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	2.55%
Fee Waivers and/or Expense Reimbursements	(0.03%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	2.52%
C
Operating Expenses:
Management Fee	1.30%
Distribution (12b-1) Fee	0.75%
Other Expenses	0.48%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	2.55%
Fee Waivers and/or Expense Reimbursements	(0.03%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	2.52%
R
Operating Expenses:
Management Fee	1.30%
Distribution (12b-1) Fee	0.50%
Other Expenses	0.41%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	2.23%
Fee Waivers and/or Expense Reimbursements	(0.26%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.97%
IS
Operating Expenses:
Management Fee	1.30%
Distribution (12b-1) Fee	none
Other Expenses	0.23%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	1.55%
Fee Waivers and/or Expense Reimbursements	(0.03%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.52%

[1]	Pursuant to the settlement of certain litigation, the Adviser has agreed for a period continuing until June 30, 2022, to waive its investment advisory fee so that such fee will not exceed 1.275%. Also, pursuant to the settlement agreement, effective July 1, 2012 and continuing until June 30, 2022, the Adviser has agreed to further waive the advisory fee by an additional 0.02%, 0.04%, 0.06% or 0.07% if the Fund’s net assets exceed eight, nine, ten or twelve billion dollars, respectively. In addition, as a separate matter, the Adviser and certain of its affiliates on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective January 1, 2021, total annual fund operating expenses (excluding Acquired Fund Fees and Expenses, dividends and other expenses related to short sales, interest expense, extraordinary expenses, tax reclaim recovery expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s A, B, C, R and IS classes (after the voluntary waivers and/or reimbursements) will not exceed 1.95%, 2.50%, 2.50%, 1.95% and 1.50% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a)January 1, 2022; or (b) the date of the Fund’s next effective Prospectus (the “Additional Arrangements”). While the Adviser and its affiliates currently do not anticipate terminating or increasing these Additional Arrangements prior to the Termination Date, these Additional Arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund’s Board of Trustees.